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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];           Amendment Number:_________
This Amendment (Check only one):         [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Charles Stewart Mott Foundation
Address:  503 S. Saginaw Street
          Flint, MI 48302-1820

Form 13F File Number: 28-05859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillip H. Peters
Title:  Secretary/Treasurer
Phone:  (810) 238-5651

Signature, Place, and Date of Signing:

 \s\ Phillip H. Peters     Flint, MI                 2/6/12
 ---------------------     ---------                 ------
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]
FORM 13F FILE NUMBER                   NAME

-------------------------------------  -------------------------------------

    [Repeat as necessary.]

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                                   FORM 13F
                                 SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           24
                                         -----------

Form 13F Information Table Value Total:  $    41,949
                                         -----------
                                          (thousands)
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List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
                        Form 13F File Number
No.                     28-                   Name
---                     --------------------  ----

[Repeat as necessary.]

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
FORM 13F INFORMATION TABLE
                                     Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
           Column 1                                                 ----------------                     -------------------
                                                            Value   Shrs or sh/ put/ Investment  Other     Voting Authority
Name of Issuer                    Title of Class Cusip     (x$1000) Prn Amt prn call Discretion Managers  Sole   Shared None
--------------                    -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
AIR PRODUCTS & CHEMICAL INC       COM            009158106   1,084   12,727 sh          Sole              12,727
APACHE CORP                       COM            037411105   1,004   11,081 sh          Sole              11,081
BARRICK GOLD CORP                 COM            067901108     920   20,326 sh          Sole              20,326
BHP BILLITON LTD SPON ADR         SPONSORED ADR  088606108   1,021   14,455 sh          Sole              14,455
CHEVRON CORPORATION               COM            166764100   1,119   10,514 sh          Sole              10,514
CONOCOPHILLIPS                    COM            20825C104   1,091   14,969 sh          Sole              14,969
DIAMOND OFFSHORE DRILLING INC     COM            25271C102     942   17,047 sh          Sole              17,047
ENERGEN CORP                      COM            29265N108   1,048   20,952 sh          Sole              20,952
FREEPORT-MCMORAN COPPER & GOLD B  COM            35671D857   1,031   28,018 sh          Sole              28,018
INTERNATIONAL PAPER CO            COM            460146103   1,688   57,040 sh          Sole              57,040
ISHARES S&P MIDCAP 400 INDEX FD   S&P MIDCAP 400 464287507  16,865  192,500 sh          Sole             192,500
MARATHON OIL CORP                 COM            565849106   1,134   38,759 sh          Sole              38,759
MARATHON PETE CORP                COM            56585A102   1,007   30,257 sh          Sole              30,257
MONSANTO CO                       COM            61166W101   1,015   14,491 sh          Sole              14,491
MOSAIC CO NEW                     COM            61945C103     997   19,764 sh          Sole              19,764
PEABODY ENERGY CORP               COM            704549104     968   29,246 sh          Sole              29,246
POTASH CORP SASK INC ADR          COM            73755L107     984   23,845 sh          Sole              23,845
PROLOGIS INC                      COM            74340W103   1,100   38,492 sh          Sole              38,492
SCHLUMBERGER LTD                  COM            806857108     994   14,547 sh          Sole              14,547
SIGMA ALDRICH CORP                COM            826552101   1,032   16,524 sh          Sole              16,524
SIMON PROPERTY GROUP INC          COM            828806109   1,095    8,494 sh          Sole               8,494
VALE S A ADR                      ADR            91912E105     947   44,165 sh          Sole              44,165
VORNADO RLTY TR                   SH BEN INT     929042109   1,074   13,978 sh          Sole              13,978
WEYERHAEUSER CO                   COM            962166104   1,787   95,718 sh          Sole              95,718

                                                            41,949